Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EA Series Trust
Entity Central Index Key	0001592900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000257791 [Member]
Shareholder Report [Line Items]
Fund Name	RockCreek Global Equality ETF
Class Name	RockCreek Global Equality ETF
Trading Symbol	RCGE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the RockCreek Global Equality ETF (the “Fund”) for the period of February 26, 2025 to July 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://rockcreeketfs.com/.
Additional Information Phone Number	(215) 330-4476
Additional Information Website	https://rockcreeketfs.com/
Expenses [Text Block]

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$42	0.95%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.95%
Net Assets	$ 77,251,411
Holdings Count | holding	201
Advisory Fees Paid, Amount	$ 294,676
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS (as of Period End)
Net Assets	$77,251,411	Advisory Fees	$294,676
# of Portfolio Holdings	201	Portfolio Turnover Rate*	27%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

Holdings [Text Block]

SECTOR WEIGHTING (as a % of Net Assets)
Financials	25.6%
Consumer Staples	12.2%
Health Care	10.9%
Industrials	9.9%
Consumer Discretionary	9.0%
Communication Services	8.8%
Utilities	7.7%
Real Estate	5.8%
Materials	5.1%
Information Technology	4.7%
Cash and Cash Equivalents	0.3%

TOP 10 COUNTRY WEIGHTING (as a % of Net Assets)
United States	34.8%
Australia	10.0%
United Kingdom	9.5%
France	8.9%
Germany	4.8%
Norway	4.4%
Spain	3.9%
Italy	3.4%
Sweden	2.5%
Canada	2.0%